Related Party Transactions (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 01, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from Related Parties, Current				$ 0	$ 834,897
Due to Related Parties, Current		$ 22,896	$ 22,896	140,682	$ 0
Related Party Transaction, Amounts of Transaction	$ 15,000			15,000
Best Party Concepts llc [Member]
Due from Related Parties, Current				$ 500,000
Business Acquisition, Percentage of Voting Interests Acquired				50.00%
SRM entertainment llc [Member]
Due to Related Parties, Current		22,896	22,896	$ 140,682
Enventys Partners LLC [Member]
Related Party Transaction, Amounts of Transaction		$ 22,000	$ 97,500	130,000
NL Penn Capital, L.P [Member]
Due from Related Parties, Current				$ 470,000